UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

Amendment No. 1 to

FORM ABS-15G

ASSET-BACKED SECURITIZER

REPORT PURSUANT TO SECTION 15G OF

THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☒	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period July 1, 2019 to September 30, 2019.

Date of Report (Date of earliest event reported): September 10, 2019

Commission File Number of securitizer: 001-34139

Central Index Key Number of securitizer: 0001026214

Robert Koontz (703) 903-2000

(Name and telephone number, including area code, of the person to contact in connection with this filing)

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1):   ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i):   ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii):   ☐

☐	Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2).

Central Index Key Number of depositor: ___________

(Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity (if applicable): ___________

Central Index Key Number of underwriter (if applicable): ___________

(Name and telephone number, including area code, of the person to contact in connection with this filing)

INFORMATION TO BE INCLUDED IN THE REPORT

PART I: REPRESENTATION AND WARRANTY INFORMATION

Item 1.01 Initial Filing of Rule 15Ga-1 Representations and Warranties Disclosure

N/A

Item 1.02 Periodic Filing of Rule 15Ga-1 Representations and Warranties Disclosure

Securitizer has activity to report for the quarterly reporting period pursuant to Rule 15Ga-1(c)(2)

Item 1.03 Notice of Termination of Duty to File Reports under Rule 15Ga-1

N/A

PART II: FINDINGS AND CONCLUSIONS OF THIRD-PARTY DUE DILIGENCE REPORTS

N/A

EXPLANATORY NOTE

This Amendment No. 1 to Form ABS-15G (this “Amendment”) amends the Form ABS-15G originally filed on November 1, 2019 (the “Original Filing”). We are filing this Amendment to supplement the Original Filing with information for SB48/CBRE Capital Markets, Inc., SB50/CBRE Capital Markets, Inc. and SB64/ORIX Real Estate Capital, LLC.

Except as described above, no other changes have been made to the Original Filing.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Date: November 12, 2019	FEDERAL HOME LOAN MORTGAGE CORPORATION, (Securitizer)

	By:	/s/ Robert Koontz
Name: Robert Koontz
Title: Senior Vice President – Multifamily Capital Markets

EXHIBIT INDEX

Item 99.1 – Exhibit

EX-1     ABS-15G Table